Pension Plans and Other Postretirement Benefits	3 Months Ended
Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits:
The following information is provided for domestic and foreign pension and postretirement defined benefit plans:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Pension Benefits Cost (Credit):
Service cost	$2,841	$3,642
Interest cost	8,169	7,218
Expected return on assets	(10,205)	(9,872)
Actuarial loss(a)	15,432	—
Amortization of prior service benefit	(273)	(49)
Total net pension benefits cost	$15,964	$939
Postretirement Benefits Cost (Credit):
Service cost	$54	$83
Interest cost	760	688
Expected return on assets	(85)	(103)
Amortization of prior service benefit	(24)	(25)
Total net postretirement benefits cost	$705	$643
Total net pension and postretirement benefits cost	$16,669	$1,582

(a)
In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. This workforce reduction triggered a net curtailment gain of approximately $0.8 million in the first quarter of 2014 for one of our U.S. defined benefit plans and our supplemental executive retirement plan (SERP). In connection with the curtailment, we were required to remeasure the related assets and obligations for these plans. As of the January 31, 2014 remeasurement date, the weighted-average discount rate for our domestic pension plans was reduced from 5.14% to 4.97%. Taking into account the discount rate reduction and actual return on plan assets through January 31, 2014, we recorded a mark-to-market actuarial loss (net of the curtailment gain) for the first quarter of 2014 of $15.4 million.

During the three-month periods ended March 31, 2014 and 2013, we made contributions of $1.1 million and $0.6 million, respectively, to our qualified and nonqualified pension plans.
We paid $1.4 million and $1.1 million in premiums to the U.S. postretirement benefit plan during the three-month periods ended March 31, 2014 and 2013, respectively.